Reverse Take-over and Related Transactions - Consideration Paid and the Allocation to the Net Assets Acquired (Details) - USD ($) $ in Thousands	May 27, 2020	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Transaction costs	$ 1,102
Total consideration transferred in relation to asset acquisition	23,947
Deferred payment liability		$ 10,000
Cash consideration retained to pay withholding taxes payable	2,241
Debt host
Disclosure of classes of share capital [line items]
Deferred payment liability	8,680
Conversion option
Disclosure of classes of share capital [line items]
Deferred payment liability	$ 1,320
Orion Group | Common shares
Disclosure of classes of share capital [line items]
Number of shares issued as consideration	396,455,965
Bonikro Gold Stream
Disclosure of classes of share capital [line items]
Cash consideration transferred	$ 0
Transaction costs	0
Total consideration transferred in relation to asset acquisition	38,160
Cash	3,149
Royalty, stream and other interests	35,011
Assets acquired and liabilities assumed	38,160
Bonikro Gold Stream | Debt host
Disclosure of classes of share capital [line items]
Deferred payment liability	0
Bonikro Gold Stream | Conversion option
Disclosure of classes of share capital [line items]
Deferred payment liability	0
Bonikro Gold Stream | Orion Group
Disclosure of classes of share capital [line items]
Common shares issued as consideration	$ 38,160
Bonikro Gold Stream | Orion Group | Common shares
Disclosure of classes of share capital [line items]
Number of shares issued as consideration	68,738,445
Bonikro Gold Stream | Yamana Group
Disclosure of classes of share capital [line items]
Common shares issued as consideration	$ 0
Yamana Portfolio
Disclosure of classes of share capital [line items]
Cash consideration transferred	10,000
Transaction costs	177
Total consideration transferred in relation to asset acquisition	57,963
Cash	0
Royalty, stream and other interests	57,963
Assets acquired and liabilities assumed	57,963
Yamana Portfolio | Debt host
Disclosure of classes of share capital [line items]
Deferred payment liability	8,680
Yamana Portfolio | Conversion option
Disclosure of classes of share capital [line items]
Deferred payment liability	1,320
Yamana Portfolio | Orion Group
Disclosure of classes of share capital [line items]
Common shares issued as consideration	0
Yamana Portfolio | Yamana Group
Disclosure of classes of share capital [line items]
Common shares issued as consideration	$ 37,786
Yamana Portfolio | Yamana Group | Common shares
Disclosure of classes of share capital [line items]
Number of shares issued as consideration	66,500,000